Document and Entity Information	12 Months Ended
Aug. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Aug. 30, 2012
Document Effective Date	Aug. 30, 2012
Prospectus Date	Aug. 29, 2011